Share-Based Payments	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
On 1 December 2022, the Renumeration Committee authorized and the Group granted RSUs to employees, executives, and directors granting rights to Ordinary Shares once vesting conditions are met. Compensation expense for RSUs is determined based upon the market price of the Ordinary Shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a 1 to 4-year period, with a 1-year cliff vesting period and subsequent monthly vesting, resulting from participants completing a service condition. Movements in RSUs during the year ended 31 December 2023 are as follows:

	2023		2022
	RSUs	Weighted Average Fair Value	RSUs	Weighted Average Fair Value
Outstanding at 1 January	6,979,482	$6.72	—	—
New grants during the year	820,602	$8.79	7,659,044	$6.68
Forfeited during the year	(1,587,929)	$7.11	—	—
Vested during the year	(2,466,374)	$6.67	(679,562)	$6.30
Outstanding at 31 December	3,745,781	$7.04	6,979,482	$6.72
The Group recognized $18.0 million and $10.3 million of share-based payment expense during the years ended 31 December 2023 and 2022, respectively, as follows:

	2023	2022
Cost of product revenue	3,319	1,522
Research and development expenses	3,991	2,994
General and administrative expenses	10,723	5,801
	18,033	10,317